THE FLEX-FUNDS



                    THE MONEY MARKET FUND


                    2000 ANNUAL REPORT



                    December 31, 2000



THE FLEX-FUNDS
    P.O. Box 7177
    Dublin, Ohio 43017
    TOLL FREE (800)325-3539
    E-mail: flexfunds@meederfinancial.com
    Internet: www.flexfunds.com

THE FLEX-FUNDS
        2000 Annual Report
        December 31, 2000


                             THE MONEY MARKET FUND

PORTFOLIO MANAGERS

[PHOTO] Philip A. Voelker, Portfolio Manager

[PHOTO] Joseph A. Zarr, Asst. Portfolio Manager

ANNUAL MARKET PERSPECTIVE

For more than 15 years now, The Money Market Fund has ranked among the top 10% of all general purpose money market funds for total return over any 12-month period monitored by iMoneyNet, Inc. For the year, the Fund returned 6.20%, outperforming the 5.70% total return of the average general purpose money market fund, according to Lipper, Inc.

--------------------------------------------------------------------------------
2000 FUND HIGHLIGHTS

     o The Money Market Fund has ranked among the top 10%1 of all general purpose money market funds for total return over any 12-month period monitored by iMoneyNet, Inc., for the past 15 years.

     o As of December 31, 2000 the Fund's annual total return was 6.20%, outperforming the 5.70% total return of the average general purpose money market fund, according to Lipper, Inc.
--------------------------------------------------------------------------------

According to Lipper, Inc1., The Money Market Fund ranked out of all general purpose money market funds for average annual total return as of December 31, 2000 as follows: 1 year-top 5% (#19 out of 362 funds); 5 years-top 5% (#11 out of 247 funds); 10 years-top 4% (#6 out of 137 funds).

Short-term rates jumped in the 1st Quarter following two 0.25% increases in the Federal funds rate by the Federal Reserve Board. In response, the Fund shortened its average maturity and increased its exposure to variable rate notes, which allow the Fund to capture higher yields as interest rates rise over a specific time period. Short-term rates leveled off during the summer, and began to trend lower in the 4th Quarter. We extended the Fund's average maturity as high as 67 days during this time, as it seemed likely the Fed would soon end its tightening bias and begin to lower short-term rates early in 2001.

Credit quality was a primary concern throughout the year, as many "new economy" companies struggled to meet debt payments, and "old economy" companies strived to become more competitive on a global basis. The highly-leveraged balance sheets of many American corporations are not well-positioned as we move into a slowing economic environment. We expect that 2001 will reward those with longer average maturity structures and higher quality portfolios.

1 The Fund's investment manager waived fees and/or reimbursed expenses for each period shown above. Without such waivers, the Fund's rankings may have been lower.

PERFORMANCE PERSPECTIVE
Period and Average Annual Total Returns as of December 31, 2000
--------------------------------------------------------------------------------
 1 year                    6.20%
 3 years                   5.49%
 5 years                   5.42%
 10 years                  4.98%
 Life of Fund1             5.99%
--------------------------------------------------------------------------------
 1Inception Date: 3/27/85

CURRENT & EFFECTIVE YIELDS*
As of December 31, 2000
--------------------------------------------------------------------------------
7-day Simple               6.34%
7-day Compound             6.53%

o Yield quotations more closely reflect the current earnings of the Money Market Fund than do total return quotations.


QUARTERLY PERFORMANCE
--------------------------------------------------------------------------------
1st Quarter                 1.42%
2nd Quarter                 1.49%
3rd Quarter                 1.57%
4th Quarter                 1.59%
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS
as of December 31, 2000

[CHART] The following information was presented as a pie chart:

1) Commercial Paper             56%
2) Variable Rate Notes          31%
3) Repurchase Agreements         8%
4) Corporate Notes               5%


ANNUAL RETURNS

[GRAPH] The following information was presented as a bar graph:

           The Money      The Avg. Money
          Market Fund      Market Fund1
1991         6.12%            5.71%
1992         3.70%            3.37%
1993         2.98%            2.70%
1994         4.10%            3.75%
1995         5.85%            5.49%
1996         5.27%            4.95%
1997         5.38%            5.10%
1998         5.31%            5.04%
1999         4.96%            4.65%
2000         6.20%            5.70%

1    Per iMoneyNet, Inc.

Investments in The Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to perserve the value of your investment at $1.00 per share, it is possible to lose money by investing in The Money Market Fund.

To obtain a prospectus containing more complete information about The Money Market Fund, including fees and other expenses that apply to a continued investment in The Money Market Fund, you may call The Flex-funds at (800) 325-3539, or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the periods ended 12/31/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The Money Market Fund during each of the periods shown above.

Money Market Portfolio
Portfolio of Investments as of December 31, 2000

                                                           COUPON/
                                                            YIELD    MATURITY  FACE AMOUNT      AMORTIZED COST

COMMERCIAL PAPER - 55.8%
Allegheny Energy, Inc.                                      6.58%    01/08/01  $20,000,000         $19,974,411
Colonial Pipline Co.                                        6.15%    07/16/01    5,000,000           4,832,583
Colonial Pipline Co.                                        6.15%    07/23/01    2,000,000           1,930,642
Credit Suisse First Boston                                  6.44%    04/03/01   20,000,000          19,670,845
Duff & Phelps Utility & Corp. Bond Trust, Inc.***           6.43%    05/02/01   12,500,000          12,229,851
General Electric Capital Corp.                              6.66%    03/06/01   30,000,000          29,644,800
McGraw-Hill Cos., Inc.                                      6.15%    05/21/01   10,000,000           9,760,833
Motorola, Inc.                                              6.27%    04/06/01   10,000,000           9,834,542
Old Republic Capital Corp.***                               6.52%    02/13/01   20,000,000          19,844,244
ONEOK, Inc.***                                              6.45%    03/12/01   10,000,000           9,874,583
Salomon Smith Barney, Inc.                                  6.48%    02/06/01   10,000,000           9,935,200
SBC Communications, Inc.***                                 6.50%    01/24/01    8,166,000           8,132,088
Toronto-Dominion Holdings USA, Inc.                         5.98%    06/16/01   10,000,000           9,719,272

TOTAL COMMERCIAL PAPER
(Cost $165,383,894 )                                                                               165,383,894

CORPORATE OBLIGATIONS - 36.5%

American Honda Finance Corp.***                             6.83%*   05/21/01   10,000,000          10,002,518
Aquarium Holdings KY***                                     6.65%*   01/04/01      108,000             108,000
Associates Corp. NA                                         5.60%    01/15/01      420,000             419,771
Austin Printing Co., Inc.***                                6.77%*   01/04/01    2,515,000           2,515,000
Bank Of America                                             5.85%    08/01/01    3,000,000           2,992,813
Bath Technologies, Inc.***                                  6.80%*   01/04/01    1,440,000           1,440,000
Beaver Creek Enterprise***                                  6.77%*   01/04/01    2,070,000           2,070,000
Boeing Corp.                                                6.75%*   05/21/01    2,000,000           2,001,909
Boeing Corp.                                                6.41%    05/01/01    2,000,000           1,999,331
Care Life Project***                                        6.77%*   01/04/01    3,400,000           3,400,000
Clark Grave Vault Co.***                                    6.65%*   01/04/01    2,100,000           2,100,000
Coca Cola Enterprise                                        6.00%    03/15/01    7,000,000           6,990,916
Coughlin Family Prop., Inc.***                              6.65%*   01/04/01    3,155,000           3,155,000
Danis Construction Co.***                                   6.65%*   01/04/01    4,000,000           4,000,000
Doren, Inc.***                                              6.77%*   01/04/01      100,000             100,000
Espanola/Nambe***                                           6.77%*   01/04/01    1,680,000           1,680,000
General Motors Acceptance Corp.                             6.40%    09/21/01    2,000,000           2,001,048
General Motors Acceptance Corp.                             5.63%    02/15/01       85,000              84,803
Gordon Flesch Co. Project***                                6.77%*   01/04/01    1,000,000           1,000,000
Hancor, Inc.***                                             6.77%*   01/04/01      400,000             400,000
Hertz                                                       7.38%    06/15/01    1,310,000           1,316,003
Isaac Tire, Inc.***                                         6.65%*   01/04/01      955,000             955,000
K.L. Morris, Inc.***                                        6.65%*   01/04/01    2,165,000           2,165,000
Merrill Lynch & Co.                                         6.00%    03/01/01      500,000             499,492
Merrill Lynch & Co.                                         6.53%    03/19/01      500,000             499,873
MetLife Insurance Co.****                                   6.87%*   01/01/01   19,000,000          19,000,000
Miami Valley Steel***                                       6.77%*   01/04/01    1,745,000           1,745,000
Mubea, Inc.***                                              6.77%*   01/04/01    2,500,000           2,500,000
Mubea, Inc.***                                              6.77%*   01/04/01    8,200,000           8,200,000
O.K.I. Supply Co.***                                        6.65%*   01/04/01    1,910,000           1,910,000
Osco Industries, Inc.***                                    6.77%*   01/04/01    2,100,000           2,100,000
Presrite Corp.***                                           6.77%*   01/04/01    1,190,000           1,190,000
Pro Tire, Inc.***                                           6.65%*   01/04/01    1,145,000           1,145,000
R.I. Lampus Co.***                                          6.77%*   01/04/01    1,615,000           1,615,000
Seariver Maritime, Inc.***                                  6.65%*   01/02/01    5,700,000           5,700,000
SGS Tool Company***                                         6.77%*   01/04/01    1,320,000           1,320,000
White Castle Project***                                     6.77%*   01/04/01    8,000,000           8,000,000

TOTAL CORPORATE OBLIGATIONS
(Cost $108,321,477 )                                                                               108,321,477


4



U.S. TREASURY OBLIGATIONS - 0.0%

U.S. Treasury Bill                                          5.64%    01/04/01       63,100              63,071

TOTAL U.S. TREASURY OBLIGATIONS
(Cost  $63,071 )                                                                                        63,071

REPURCHASE AGREEMENT - 7.7%

Smith Barney Securities LLC, 6.81%, 01/02/01,
    (Collateralized by $23,225,400 various discount
    commercial papers, 01/10/01 - 03/14/01,
    market value - $23,388,206)                             6.81%    01/02/01   22,770,000          22,770,000

TOTAL REPURCHASE AGREEMENT
(Cost $22,770,000)                                                                                  22,770,000

TOTAL INVESTMENTS - 100.0%
(Cost $296,538,442) (a)                                                                           $296,538,442

TRUSTEE DEFERRED COMPENSATION*****                                                   SHARES             VALUE
Flex-funds Highlands Growth Fund                                                       992             $18,870
Flex-funds Muirfield Fund                                                            2,050              10,586
Flex-funds Total Return Utilities Fund                                                 527              11,670
Meeder Advisor International Equity Fund                                               856              11,478

TOTAL TRUSTEE DEFERRED COMPENSATION
(Cost  $52,604)                                                                                        $52,604

(a)  Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of December 31, 2000. Maturity date reflects the next rate change date.
**   Pledged as collateral on Letter of Credit.
*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of December 31, 2000, securities restricted as to resale to institutiona represented 37.3% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of December 31, 2000, illiquid securities represented 6.4% of the Portfolio.
***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2000

                                                                MONEY
                                                             MARKET FUND
Assets
    Investments in corresponding portfolio, at value        $233,182,463
    Receivable for capital stock issued                                0
    Receivable from investment advisor                            76,319
    Other assets                                                  60,192
Total Assets                                                 233,318,974

Liabilities
    Payable for capital stock redeemed                                 0
    Dividends payable                                             23,048
    Accrued 12b-1 distribution fees                               43,808
    Accrued transfer agent and administrative fees                22,361
    Other accrued liabilities                                      2,315
Total Liabilities                                                 91,532

Net Assets                                                   233,227,442

Net Assets
    Capital                                                  233,227,442

Total Net Assets                                            $233,227,442

Capital Stock Outstanding                                    233,227,442
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share           $1.00

See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                    MONEY
                                                                 MARKET FUND

Net Investment Income from Corresponding Portfolio
           Interest                                               $15,596,631
           Dividends                                                        0
           Expenses net of waivers and/or reimbursements             (492,349)
Total Net Investment Income from Corresponding Portfolio           15,104,282

Fund Expenses
           Administrative                                             121,444
           Transfer agent                                             157,140
           Audit                                                        2,007
           Legal                                                        2,915
           Printing                                                    57,104
           Amortization of organizational costs                             0
           Distribution plan                                          194,310
           Postage                                                     78,554
           Registration and filing                                     59,020
           Insurance                                                    1,856
           Other                                                       11,503
Total Expenses                                                        685,853
Expenses reimbursed by investment advisor                            (186,277)
Net Expenses                                                          499,576

Net Investment Income (Loss)                                       14,604,706

Net Increase (Decrease) in Net Assets Resulting from Operations   $14,604,706

*  Operations commenced on February 29, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 AND YEAR ENDED DECEMBER 31, 1999

                                                   Year ended      Year ended
                                                    12/31/00        12/31/99
                                                    --------        --------
Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)                   $14,604,706    $10,553,903
Net increase in net assets resulting from
  operations                                        14,604,706     10,553,903
Dividends and Distributions to Shareholders from
    Net investment income                          (14,604,706)   (10,553,903)
Net decrease in net assets resulting from
  dividends and distributions                      (14,604,706)   (10,553,903)
Capital Transactions
    Issued                                         508,971,433    621,768,406
    Reinvested                                      14,386,159     10,405,355
    Redeemed                                      (522,153,383)  (554,405,825)
Net increase (decrease) in net assets
  resulting from capital transactions                1,204,209     77,767,936

Total Increase (Decrease) in Net Assets              1,204,209     77,767,936

Net Assets - Beginning of Period                   232,023,233    154,255,297

Net Assets - End of Period                        $233,227,442   $232,023,233

Share Transactions
    Issued                                         508,971,433    621,768,406
    Reinvested                                      14,386,159     10,405,355
    Redeemed                                      (522,153,383)  (554,405,825)
Change in shares                                     1,204,209     77,767,936

*  Date of commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
THE MONEY MARKET FUND

                                                    Year               Year            Year            Year            Year
                                                    ended             ended           ended           ended           ended
                                                  12/31/00          12/31/99        12/31/98        12/31/97        12/31/96

Net Asset Value, Beginning of Period               $1.00               $1.00           $1.00           $1.00           $1.00

Income from Investment Operations
    Net investment income                          0.060               0.049           0.052           0.053            0.05
Total from Investment Operations                   0.060               0.049           0.052           0.053            0.05

Less Dividends and Distributions
    From net investment income                    (0.060)             (0.049)         (0.052)         (0.053)          (0.05)
Total Dividends and Distributions                 (0.060)             (0.049)         (0.052)         (0.053)          (0.05)

Net Asset Value, End of Period                     $1.00               $1.00           $1.00           $1.00           $1.00

Total Return                                        6.20%               4.96%           5.31%           5.38%           5.27%

Ratios/Supplemental Data
    Net assets, end of period ($000)            $233,227            $232,023        $154,255        $169,335        $119,947
    Ratio of expenses to average net assets         0.41%               0.41%           0.40%           0.40%           0.40%
    Ratio of net investment income to average
       net assets                                   6.01%               4.88%           5.19%           5.26%           5.15%
    Ratio of expenses to average net assets
       before reimbursement/waiver of fees(1)       0.60%               0.54%           0.59%           0.59%           0.58%

(1) Ratio includes fees waived in corresponding portfolio.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2000

1.   ORGANIZATION

The Flex-funds Trust (the "Trust") was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers seven separate series, and it is presently comprised of seven separate funds including the Money Market Fund (the "Fund"). The Fund invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of each Portfolio owned by the Fund is as follows:

                                           PERCENTAGE OF PORTFOLIO
FUND                PORTFOLIO              OWNED BY FUND AS OF DECEMBER 31, 2000
----                ---------              -------------------------------------
Money Market Fund   Money Market Portfolio          78%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences have been reclassified among the components of net assets.

INVESTMENT INCOME & EXPENSES

The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed 0.40% of average daily net assets of the Fund on an annual basis. Prior to November 2, 2000, the annual expense limitation had been 0.41% of average daily net assets of the fund on an annual basis. Such reimbursement is limited to the total of fees charged the Fund by MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the provisions of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.20% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Funds and trustees of the Trust and the Portfolios are also officers or directors of MII, MAM and MFSCo.

Independent Auditors' Report

To the Shareholders and The Board of Trustees of The Flex-funds:

We have audited the accompanying statement of assets and liabilities of The Flex-funds - The Money Market Fund (the Fund) as of December 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                        KPMG LLP


Columbus, Ohio
February 20, 2001

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2000

                                                                     MONEY
                                                                     MARKET
                                                                    PORTFOLIO
                                                                    ---------
Assets
    Investments, at market value*                                  $273,768,442
    Repurchase agreements, at value                                  22,770,000
    Trustee deferred compensation investments, at market value           52,604
    Cash                                                                    227
    Interest and dividend receivable                                  1,162,326
    Prepaid expenses/other assets                                        91,246
Total Assets                                                        297,844,845

Liabilities
    Payable for Trustee Deferred Compensation Plan                       52,604
    Payable to corresponding Fund                                       518,530
    Payable to investment advisor                                        46,175
    Accrued fund accounting fees                                          6,246
    Other accrued liabilities                                            15,495
Total Liabilities                                                       639,050

Total Net Assets                                                   $297,205,795

Net Assets
    Capital                                                         297,205,795
Total Net Assets                                                   $297,205,795
*Securities at cost                                                $296,538,442

See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONEY
                                                                     MARKET
                                                                    PORTFOLIO
                                                                    ---------
Investment Income
    Interest                                                      $64,297,832
Total Investment Income                                            64,297,832

Expenses
    Investment advisor                                              2,727,093
    Accounting                                                        140,084
    Trustee                                                            34,362
    Audit                                                              11,998
    Custodian                                                          82,068
    Legal                                                               2,455
    Insurance                                                         135,225
    Other                                                               8,094
Total Expenses                                                      3,141,379
Investment advisor fees waived                                     (1,176,601)
Total Net Expenses                                                  1,964,778

Net Investment Income                                              62,333,054

Net Increase (Decrease) in Net Assets Resulting from Operations   $62,333,054

*  Operations commenced on February 29, 2000.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 AND YEAR ENDED DECEMBER 31, 1999


                                                     MONEY MARKET PORTFOLIO
                                                      ----------------------
                                                         Year            Year
                                                        ended           ended
                                                      12/31/00        12/31/99
                                                      --------        --------
Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)                    $62,333,054     $59,927,411
Net increase (decrease) in net assets
   resulting from operations                         62,333,054      59,927,411
Transactions of Investors' Beneficial Interests
    Contributions                                 4,173,139,320   6,273,721,231
    Withdrawals                                  (5,042,463,181) (6,027,721,363)
Net increase (decrease) in net assets resulting
   from transactions of investors' beneficial
   interests                                       (869,323,861)    245,999,868

Total Increase (Decrease) in Net Assets            (806,990,807)    305,927,279

Net Assets - Beginning of Period                  1,104,196,602     798,269,323

Net Assets - End of Period                         $297,205,795  $1,104,196,602

*  Date of commencement of operations.

See accompanying notes to financial statements.



FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO                                     Year            Year            Year            Year            Year
                                                           ended           ended           ended           ended           ended
                                                         12/31/00        12/31/99        12/3198         12/31/97        12/31/96
                                                         --------        --------        -------         --------        --------

Net assets, end of period ($000)                        $297,206      $1,104,197        $798,269        $587,019        $352,930
Ratio of expenses to average net assets                     0.19%           0.18%           0.18%           0.18%           0.19%
Ratio of net investment income to average net assets        6.05%           5.07%           5.39%           5.47%           5.34%
Ratio of expenses to average net assets before
   waiver of fees                                           0.30%           0.30%           0.30%           0.31%           0.33%


See accompanying notes to financial statements.

THE FLEX-FUNDS


Notes to Financial Statements
December 31, 2000

1.   ORGANIZATION

The Money Market Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government Security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

SECURITIES TRANSACTIONS

The Portfolio records security transactions on the trade date. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 2000, MAM voluntarily waived a portion of its investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services, each Portfolio pays MFSCo an annual fee equal to the greater of:

     a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets,

          or

     b.   $30,000.

Certain officers and trustees of the Portfolios are also officers or directors of MII, MAM and MFSCo.

4.   SECURITIES TRANSACTIONS

As of December 31, 2000, the aggregate cost basis of investments for Federal income tax purposes was $296,538,442.

THE FLEX-FUNDS
        2000 Annual Report
        December 31, 2000


Independent Auditors' Report

To the Shareholders and The Board of Trustees of The Money Market Portfolio:


We have audited the accompanying statement of assets and liabilities of The Money Market Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                          KPMG LLP

Columbus, Ohio
February 20, 2001

THE FLEX-FUNDS
        2000 Annual Report
        December 31, 2000

THE FLEX-FUNDS
P.O. Box 7177, Dublin, OH 43017
TOLL FREE (800)325-3539

E-mail: flexfunds@meederfinancial.com
Internet: www.flexfunds.com



16